Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Current Assets [Abstract]
Schedule of other current assets
	As of December, 31
	2021	2020
	USD thousands

Government authorities	268	197
Prepaid expenses and other receivables	1,005	780
Total other current assets	1,273	977